UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					      FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2004

Check here if Amendment:	___ Amendment Number:	___
This Amendment (Check only one.)___ is a restatement.
     				___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nevis Capital Management LLC
Address:	1119 Saint Paul Street
		Baltimore, MD  21202

Form 13F File Number:	28-6469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Wilmerding, III
Title:		Managing Member
Phone:		410.385.2645

Signature, Place and Date of Signing:

/s/ David R. Wilmerding, III
_______________________________
Signature				Baltimore, MD		February 9, 2004


Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:	0

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:			27
Form 13F Information Table Value Total:			134,560(x$1000)


List of Other Included Managers:

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  	SH/ 	INVSTMT   VOTING AUTHORITY
        NAME OF ISSUER         CLASS    CUSIP           (x1000) PRN AMT  	PRN  	DSCRETN SOLE     SHARED NONE
------------------------------ -------  --------        ------- --------- 	-----   ------- -------- ------ -----

Advanced Digital Information C	COM	007525108	3421	300584		SH	Sole	300584
American Tower			COM	029912201	7694	677847		SH	Sole	677847
Armor Holdings			COM	042260109	11343	342700		SH	Sole	342700
Aspect Telecom			COM	04523Q102	1726	110168		SH	Sole	110168
Aspen Technology Inc.		COM	045327103	3616	442639		SH	Sole	442639
Authentidate Holding Corp.	COM	052666104	5941	444704		SH	Sole	444704
Avid Technology, Inc.		COM	05367P100	1981	42952		SH	Sole	42952
Bentley Pharmaceuticals Inc.	COM	082657107	4757	396098		SH	Sole	396098
Central Garden & Pet Co.	COM	153527106	6488	180221		SH	Sole	180221
Clear Channel			COM	184502102	1059	25000		SH	Sole	25000
CoStar Group Inc.		COM	22160N109	5612	152199		SH	Sole	152199
Computer Network Technology Co	COM	204925101	2832	353140		SH	Sole	353140
Connetics			COM	208192104	1906	86550		SH	Sole	86550
Davita Inc.			COM	23918K108	4718	98811		SH	Sole	98811
Dick's Sporting Goods Inc.	COM	253393102	5376	92475		SH	Sole	92475
Flir Systems			COM	302445101	6686	175385		SH	Sole	175385
Ionics, Inc.			COM	462218108	6126	215708		SH	Sole	215708
Mapinfo Corp.			COM	565105103	1372	107107		SH	Sole	107107
Opsware Inc.			COM	68383A101	4796	634364		SH	Sole	634364
Parametric Technology Corp.	COM	699173100	4239	937893		SH	Sole	937893
Primus 				COM	74163Q100	2742	645065		SH	Sole	645065
Providian Financial Corp.	COM	74406A102	8286	632531		SH	Sole	632531
Rae Systems Inc.		COM	75061P102	1997	491909		SH	Sole	491909
Scientific Games Corp.		COM	80874P109	8398	448628		SH	Sole	448628
Vicor Corp.			COM	925815102	11021	898230		SH	Sole	898230
Vitesse				COM	928497106	82	11500		SH	Sole	11500
Wind River Systems		COM	973149107	10344	934373		SH	Sole	934373
